Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ 29,949	$ (20,298)	$ 52,435	$ (81,852)
Amortization of cash flow hedge	(1,421)	(3,828)	(4,908)	(3,992)
Amounts reclassified from AOCI	7,893	11,247	6,759	14,079
OCI attributable to shareholders of AQN	$ 36,421	$ (12,879)	$ 54,286	$ (71,765)